Changes in Finance Debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	$ 35,700
Borrowings	31,051
Finance debt [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	35,700	$ 53,889
Additions	330	1,668
Principal amortization	(5,363)	(12,684)
Interest amortization	(915)	(1,264)
Accrued interest	1,154	1,595
Foreign exchange/ inflation indexation charges	(423)	(93)
Cumulative translation adjustment (CTA)	568	393
Borrowings	31,051	43,504
BRAZIL
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	4,517
Borrowings	4,818
BRAZIL | Finance debt [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	4,517	8,854
Principal amortization	(177)	(3,430)
Interest amortization	(125)	(158)
Accrued interest	201	159
Foreign exchange/ inflation indexation charges	109	127
Cumulative translation adjustment (CTA)	293	213
Borrowings	4,818	5,765
Foreign countries [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	31,183
Borrowings	26,233
Foreign countries [member] | Finance debt [member]
DisclosureFinanceDebtLineItems [Line Items]
Borrowings	31,183	45,035
Additions	330	1,668
Principal amortization	(5,186)	(9,254)
Interest amortization	(790)	(1,106)
Accrued interest	953	1,436
Foreign exchange/ inflation indexation charges	(532)	(220)
Cumulative translation adjustment (CTA)	275	180
Borrowings	$ 26,233	$ 37,739